Interim Condensed Consolidated Statements of Cash Flows (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Cash flows from operating activities
Net income	$ 5,509	$ 4,390	$ 11,294	$ 9,521
Adjustments for non-cash items and others
Provision for credit losses	912	1,424	2,002	2,474
Depreciation	332	321	654	644
Deferred income taxes	(211)	(260)	(3)	(232)
Amortization and impairment of other intangibles	390	459	778	910
(Income) loss from joint ventures and associates	(24)	(16)	(61)	(35)
Losses (gains) on investment securities	(102)	(45)	(183)	(100)
Adjustments for net changes in operating assets and liabilities
Insurance contract liabilities	(140)	(70)	32	1,176
Net change in accrued interest receivable and payable	1,125	323	222	(656)
Current income taxes	292	736	3,041	146
Derivative assets	20,085	(34,525)	26,461	(37,599)
Derivative liabilities	(14,104)	32,754	(27,326)	30,581
Trading securities	(6,761)	279	(17,534)	(5,837)
Loans	(23,188)	(2,452)	(35,955)	(28,235)
Assets purchased under reverse repurchase agreements and securities borrowed	(36,575)	(21,476)	(6,692)	48,876
Obligations related to assets sold under repurchase agreements and securities loaned	24,938	6,734	23,438	(23,995)
Obligations related to securities sold short	9,663	1,363	7,581	11,537
Deposits	39,330	4,846	65,930	37,255
Brokers and dealers receivable and payable	1,608	717	2,917	(89)
Other	(1,802)	14,349	2,579	(5,337)
Net cash from (used in) operating activities	21,277	9,851	59,175	41,005
Cash flows from investing activities
Change in interest-bearing deposits with banks	18,927	(18,046)	16,218	50
Proceeds from sales and maturities of investment securities	87,326	53,100	152,105	110,118
Purchases of investment securities	(105,404)	(66,482)	(193,609)	(157,025)
Net acquisitions of premises and equipment and other intangibles	(459)	(483)	(1,056)	(1,164)
Cash used in acquisitions, net of cash acquired	(11)		(11)
Net cash from (used in) investing activities	379	(31,911)	(26,353)	(48,021)
Cash flows from financing activities
Issuance of subordinated debentures	1,750		1,750	1,500
Repayment of subordinated debentures			(2,035)	(1,500)
Issue of common shares, net of issuance costs	25	13	66	34
Common shares purchased for cancellation	(1,673)	(488)	(2,633)	(826)
Issue of preferred shares and other equity instruments, net of issuance costs	0		1,351	1,386
Redemption of preferred shares and other equity instruments			(1,850)
Sales of treasury shares and other equity instruments	3,211	2,034	5,946	4,138
Purchases of treasury shares and other equity instruments	(3,317)	(2,147)	(6,086)	(4,296)
Dividends paid on shares and distributions paid on other equity instruments	(2,433)	(2,210)	(4,730)	(4,311)
Dividends/distributions paid to non-controlling interests	(1)	(14)	(14)	(14)
Change in short-term borrowings of subsidiaries	(5,319)	2,068	(766)	2,068
Repayment of lease liabilities	(165)	(171)	(202)	(325)
Net cash from (used in) financing activities	(7,922)	(915)	(9,203)	(2,146)
Effect of exchange rate changes on cash and due from banks	(613)	396	(1,296)	1,060
Net change in cash and due from banks	13,121	(22,579)	22,323	(8,102)
Cash and due from banks at beginning of period	46,226	71,200	37,024	56,723
Cash and due from banks at end of period	59,347	48,621	59,347	48,621
Cash flows from operating activities include:
Amount of interest paid	15,373	16,367	32,870	35,844
Amount of interest received	24,680	24,269	49,639	50,316
Amount of dividends received	965	987	1,948	2,050
Amount of income taxes paid (refunded)	$ 1,517	$ 1,468	$ 897	$ 2,710